Description of Business (Tables)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The impact of the restatement on the condensed consolidated statement of operations for the six months ended June 30, 2021, is as follows:
Condensed consolidated statement of operations for the six months ended June 30, 2021

	As Previously Reported	Adjustments	As Restated
Net loss per share attributable to common stockholders, basic and diluted	$(9.13)	$0.96	$(8.17)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	7,277,677	848,070	8,125,747